INVENTORIES (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total		$ 369	$ 369
Machinery and Equipment [Member]
Total	$ 464,646
Parts [Member]
Total	$ 97,455